Distribution Date:	06/17/25	Wells Fargo Commercial Mortgage Trust 2019-C54
Determination Date:	06/11/25
Next Distribution Date:	07/17/25
Record Date:	05/30/25	Commercial Mortgage Pass-Through Certificates
Series 2019-C54

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001YAA2	2.120000%	13,445,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001YAB0	3.008000%	25,365,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95001YAC8	3.063000%	21,614,000.00	19,064,297.34	352,262.69	48,661.62	0.00	0.00	400,924.31	18,712,034.65	32.30%	30.00%
A-3	95001YAD6	2.892000%	151,000,000.00	144,999,999.92	0.00	349,450.00	0.00	0.00	349,450.00	144,999,999.92	32.30%	30.00%
A-4	95001YAE4	3.146000%	257,455,000.00	257,455,000.00	0.00	674,961.19	0.00	0.00	674,961.19	257,455,000.00	32.30%	30.00%
A-S	95001YAH7	3.449000%	46,050,000.00	46,050,000.00	0.00	132,355.38	0.00	0.00	132,355.38	46,050,000.00	24.90%	23.13%
B	95001YAJ3	3.671000%	31,817,000.00	31,817,000.00	0.00	97,333.51	0.00	0.00	97,333.51	31,817,000.00	19.78%	18.38%
C	95001YAK0	3.810000%	32,654,000.00	32,654,000.00	0.00	103,676.45	0.00	0.00	103,676.45	32,654,000.00	14.54%	13.50%
D	95001YAN4	2.500000%	19,090,000.00	19,090,000.00	0.00	39,770.83	0.00	0.00	39,770.83	19,090,000.00	11.47%	10.65%
E-RR	95001YAQ7	4.014611%	17,751,000.00	17,751,000.00	0.00	59,386.13	0.00	0.00	59,386.13	17,751,000.00	8.61%	8.00%
F-RR	95001YAS3	4.014611%	18,420,000.00	18,420,000.00	0.00	61,624.27	0.00	0.00	61,624.27	18,420,000.00	5.65%	5.25%
G-RR	95001YAU8	4.014611%	6,698,000.00	6,698,000.00	0.00	22,408.22	0.00	0.00	22,408.22	6,698,000.00	4.58%	4.25%
H-RR*	95001YAW4	4.014611%	28,468,471.00	28,468,471.00	0.00	79,699.12	0.00	0.00	79,699.12	28,468,471.00	0.00%	0.00%
R	95001YBA1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	95001YAY0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			669,827,471.00	622,467,768.26	352,262.69	1,669,326.72	0.00	0.00	2,021,589.41	622,115,505.57

X-A	95001YAF1	0.959739%	468,879,000.00	421,519,297.26	0.00	337,123.72	0.00	0.00	337,123.72	421,167,034.57
X-B	95001YAG9	0.395041%	110,521,000.00	110,521,000.00	0.00	36,383.65	0.00	0.00	36,383.65	110,521,000.00
X-D	95001YAL8	1.514611%	19,090,000.00	19,090,000.00	0.00	24,094.93	0.00	0.00	24,094.93	19,090,000.00
Notional SubTotal			598,490,000.00	551,130,297.26	0.00	397,602.30	0.00	0.00	397,602.30	550,778,034.57

Deal Distribution Total					352,262.69	2,066,929.02	0.00	0.00	2,419,191.71

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001YAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001YAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95001YAC8	882.03466920	16.29789442	2.25139354	0.00000000	0.00000000	0.00000000	0.00000000	18.54928796	865.73677478
A-3	95001YAD6	960.26490013	0.00000000	2.31423841	0.00000000	0.00000000	0.00000000	0.00000000	2.31423841	960.26490013
A-4	95001YAE4	1,000.00000000	0.00000000	2.62166666	0.00000000	0.00000000	0.00000000	0.00000000	2.62166666	1,000.00000000
A-S	95001YAH7	1,000.00000000	0.00000000	2.87416678	0.00000000	0.00000000	0.00000000	0.00000000	2.87416678	1,000.00000000
B	95001YAJ3	1,000.00000000	0.00000000	3.05916680	0.00000000	0.00000000	0.00000000	0.00000000	3.05916680	1,000.00000000
C	95001YAK0	1,000.00000000	0.00000000	3.17500000	0.00000000	0.00000000	0.00000000	0.00000000	3.17500000	1,000.00000000
D	95001YAN4	1,000.00000000	0.00000000	2.08333316	0.00000000	0.00000000	0.00000000	0.00000000	2.08333316	1,000.00000000
E-RR	95001YAQ7	1,000.00000000	0.00000000	3.34550899	0.00000000	0.00000000	0.00000000	0.00000000	3.34550899	1,000.00000000
F-RR	95001YAS3	1,000.00000000	0.00000000	3.34550869	0.00000000	0.00000000	0.00000000	0.00000000	3.34550869	1,000.00000000
G-RR	95001YAU8	1,000.00000000	0.00000000	3.34550911	0.00000000	0.00000000	0.00000000	0.00000000	3.34550911	1,000.00000000
H-RR	95001YAW4	1,000.00000000	0.00000000	2.79955745	0.54595134	4.07124921	0.00000000	0.00000000	2.79955745	1,000.00000000
R	95001YBA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	95001YAY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001YAF1	898.99376440	0.00000000	0.71899940	0.00000000	0.00000000	0.00000000	0.00000000	0.71899940	898.24247742
X-B	95001YAG9	1,000.00000000	0.00000000	0.32920124	0.00000000	0.00000000	0.00000000	0.00000000	0.32920124	1,000.00000000
X-D	95001YAL8	1,000.00000000	0.00000000	1.26217548	0.00000000	0.00000000	0.00000000	0.00000000	1.26217548	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	05/01/25 - 05/30/25	30	0.00	48,661.62	0.00	48,661.62	0.00	0.00	0.00	48,661.62	0.00
A-3	05/01/25 - 05/30/25	30	0.00	349,450.00	0.00	349,450.00	0.00	0.00	0.00	349,450.00	0.00
A-4	05/01/25 - 05/30/25	30	0.00	674,961.19	0.00	674,961.19	0.00	0.00	0.00	674,961.19	0.00
X-A	05/01/25 - 05/30/25	30	0.00	337,123.72	0.00	337,123.72	0.00	0.00	0.00	337,123.72	0.00
X-B	05/01/25 - 05/30/25	30	0.00	36,383.65	0.00	36,383.65	0.00	0.00	0.00	36,383.65	0.00
X-D	05/01/25 - 05/30/25	30	0.00	24,094.93	0.00	24,094.93	0.00	0.00	0.00	24,094.93	0.00
A-S	05/01/25 - 05/30/25	30	0.00	132,355.38	0.00	132,355.38	0.00	0.00	0.00	132,355.38	0.00
B	05/01/25 - 05/30/25	30	0.00	97,333.51	0.00	97,333.51	0.00	0.00	0.00	97,333.51	0.00
C	05/01/25 - 05/30/25	30	0.00	103,676.45	0.00	103,676.45	0.00	0.00	0.00	103,676.45	0.00
D	05/01/25 - 05/30/25	30	0.00	39,770.83	0.00	39,770.83	0.00	0.00	0.00	39,770.83	0.00
E-RR	05/01/25 - 05/30/25	30	0.00	59,386.13	0.00	59,386.13	0.00	0.00	0.00	59,386.13	0.00
F-RR	05/01/25 - 05/30/25	30	0.00	61,624.27	0.00	61,624.27	0.00	0.00	0.00	61,624.27	0.00
G-RR	05/01/25 - 05/30/25	30	0.00	22,408.22	0.00	22,408.22	0.00	0.00	0.00	22,408.22	0.00
H-RR	05/01/25 - 05/30/25	30	100,025.21	95,241.52	0.00	95,241.52	15,542.40	0.00	0.00	79,699.12	115,902.24
Totals			100,025.21	2,082,471.42	0.00	2,082,471.42	15,542.40	0.00	0.00	2,066,929.02	115,902.24

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	Additional Information
Total Available Distribution Amount (1)	2,419,191.71
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,093,170.84	Master Servicing Fee	3,356.08
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,552.55
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	268.01
ARD Interest	0.00	Operating Advisor Fee	1,034.51
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	198.33
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,093,170.84	Total Fees	10,699.47

Principal		Expenses/Reimbursements
Scheduled Principal	352,262.69	Reimbursement for Interest on Advances	4,810.83
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	9,441.67
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,289.90
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	352,262.69	Total Expenses/Reimbursements	15,542.40

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,066,929.02
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	352,262.69
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,419,191.71
Total Funds Collected	2,445,433.53	Total Funds Distributed	2,445,433.58

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	622,467,769.08	622,467,769.08	Beginning Certificate Balance	622,467,768.26
(-) Scheduled Principal Collections	352,262.69	352,262.69	(-) Principal Distributions	352,262.69
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	622,115,506.39	622,115,506.39	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	622,467,769.11	622,467,769.11	Ending Certificate Balance	622,115,505.57
Ending Actual Collateral Balance	622,115,506.42	622,115,506.42

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.82)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.82)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.01%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	48,607,829.26	7.81%	52	4.0601	NAP	Defeased	4	48,607,829.26	7.81%	52	4.0601	NAP
4,000,000 or less	1	3,510,098.43	0.56%	53	4.0400	0.828500	1.35 or less	5	44,379,150.19	7.13%	53	4.3451	0.630461
4,000,001 to 5,000,000	5	22,432,031.45	3.61%	51	4.0939	1.495917	1.36 to 1.50	4	35,981,792.13	5.78%	53	4.1553	1.441503
5,000,001 to 6,000,000	2	11,063,162.36	1.78%	52	4.3978	2.036679	1.51 to 1.60	4	43,949,843.96	7.06%	52	4.4797	1.535006
6,000,001 to 7,000,000	3	19,050,983.68	3.06%	53	4.4434	1.979667	1.61 to 1.70	3	43,887,710.42	7.05%	52	3.8514	1.652024
7,000,001 to 8,000,000	3	22,722,666.15	3.65%	53	4.5058	1.216718	1.71 to 1.90	3	32,120,510.54	5.16%	52	4.1539	1.833471
8,000,001 to 9,000,000	3	25,286,183.96	4.06%	53	3.6644	3.428311	1.91 to 2.00	3	65,416,391.30	10.52%	53	3.5042	1.972295
9,000,001 to 10,000,000	1	9,734,936.68	1.56%	53	4.1600	1.490500	2.01 to 2.50	10	204,349,394.70	32.85%	58	3.7847	2.304536
10,000,001 to 15,000,000	7	87,468,519.27	14.06%	52	4.0133	2.168573	2.51 to 3.50	5	75,762,081.49	12.18%	52	3.8391	2.816637
15,000,001 to 20,000,000	7	121,856,700.45	19.59%	62	3.8527	2.154117	3.51 or greater	3	27,660,802.40	4.45%	52	3.4997	3.913840
20,000,001 to 30,000,000	4	99,850,000.00	16.05%	52	3.7934	1.920594	Totals	44	622,115,506.39	100.00%	54	3.9049	2.086914
30,000,001 to 50,000,000	3	95,532,394.70	15.36%	53	3.9163	2.322273
50,000,001 or greater	1	55,000,000.00	8.84%	53	3.3400	1.981000
Totals	44	622,115,506.39	100.00%	54	3.9049	2.086914
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	48,607,829.26	7.81%	52	4.0601	NAP	Washington, DC	1	27,600,000.00	4.44%	52	3.7900	2.566900
Alabama	2	6,745,048.68	1.08%	52	4.1923	1.283049	Wisconsin	2	8,054,549.92	1.29%	52	4.4500	1.520900
Arizona	4	2,570,346.03	0.41%	48	4.1390	2.270000	Totals	77	622,115,506.39	100.00%	54	3.9049	2.086914
California	11	175,016,598.57	28.13%	52	3.6086	2.183694
									Property Type³
Colorado	5	30,630,203.75	4.92%	53	3.9200	2.521480
Florida	5	28,348,824.86	4.56%	53	4.2584	1.763296		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	1	1,034,591.19	0.17%	52	4.3160	1.844800		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	1	19,500,000.00	3.13%	52	3.6000	2.417100	Defeased	5	48,607,829.26	7.81%	52	4.0601	NAP
Indiana	3	21,011,874.43	3.38%	108	3.8900	2.293428	Industrial	12	37,777,388.39	6.07%	52	4.0330	1.658613
Kansas	1	9,734,936.68	1.56%	53	4.1600	1.490500	Lodging	6	42,659,864.32	6.86%	53	4.3672	1.780465
Kentucky	2	2,223,270.44	0.36%	52	4.3160	1.844800	Mixed Use	4	50,240,032.34	8.08%	52	3.8664	2.561902
Maryland	1	4,279,286.60	0.69%	52	3.7570	1.911600	Mobile Home Park	2	6,137,104.70	0.99%	53	4.8000	1.936600
Michigan	1	4,674,142.97	0.75%	52	4.4500	1.520900	Multi-Family	9	101,405,655.49	16.30%	53	3.9861	2.241290
New Jersey	1	10,962,081.49	1.76%	53	4.1800	2.715400	Office	10	205,951,801.54	33.11%	58	3.7066	1.900186
New York	3	54,900,000.00	8.82%	53	4.0553	1.542907	Retail	26	109,322,262.05	17.57%	52	3.8801	2.450994
North Carolina	1	899,764.15	0.14%	52	4.3160	1.844800	Self Storage	3	20,013,568.42	3.22%	52	3.8889	1.751794
Ohio	5	10,816,796.88	1.74%	52	4.4920	1.715661	Totals	77	622,115,506.39	100.00%	54	3.9049	2.086914
Oklahoma	1	18,750,000.00	3.01%	53	3.8100	3.388500
Oregon	3	11,824,015.69	1.90%	52	3.4887	2.103195
Pennsylvania	5	20,274,390.88	3.26%	52	4.5120	1.509856
South Carolina	1	4,023,674.68	0.65%	52	4.0200	0.565800
Tennessee	4	20,231,996.86	3.25%	53	4.2674	2.220376
Texas	3	13,000,000.00	2.09%	52	3.4000	2.643900
Utah	2	41,845,015.89	6.73%	53	3.9587	2.171314
Virginia	3	24,556,266.61	3.95%	53	4.0488	1.489978

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	48,607,829.26	7.81%	52	4.0601	NAP	Defeased	4	48,607,829.26	7.81%	52	4.0601	NAP
	3.250% or less	1	25,000,000.00	4.02%	50	3.1300	2.469600	12 months or less	1	19,167,000.00	3.08%	113	3.8500	2.334200
	3.251% to 3.500%	4	89,481,250.00	14.38%	52	3.3610	2.270112	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	4	52,714,765.07	8.47%	52	3.6051	2.758149	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	9	180,857,405.94	29.07%	59	3.8382	2.358353	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	12	116,361,264.63	18.70%	52	4.1137	1.801767	49 months or greater	39	554,340,677.13	89.11%	52	3.8932	2.084587
	4.251% to 4.500%	5	67,534,772.72	10.86%	52	4.3598	1.300692	Totals	44	622,115,506.39	100.00%	54	3.9049	2.086914
	4.501% to 4.750%	3	27,421,114.07	4.41%	53	4.6288	1.782266
	4.751% or greater	2	14,137,104.70	2.27%	53	4.8622	1.213001
	Totals	44	622,115,506.39	100.00%	54	3.9049	2.086914
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	48,607,829.26	7.81%	52	4.0601	NAP	Defeased	4	48,607,829.26	7.81%	52	4.0601	NAP
	58 months or less	39	554,340,677.13	89.11%	52	3.8932	2.084587	Interest Only	20	378,398,250.00	60.82%	55	3.7734	2.209846
	59 months or greater	1	19,167,000.00	3.08%	113	3.8500	2.334200	299 months or less	20	195,109,427.13	31.36%	52	4.1214	1.866180
	Totals	44	622,115,506.39	100.00%	54	3.9049	2.086914	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	622,115,506.39	100.00%	54	3.9049	2.086914
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	48,607,829.26	7.81%	52	4.0601	NAP			No outstanding loans in this group
Underwriter's Information		2	9,783,693.09	1.57%	50	4.2911	1.849507
	12 months or less	36	533,086,879.34	85.69%	55	3.8548	2.171887
	13 months to 24 months	1	24,500,000.00	3.94%	53	4.3100	0.511300
	25 months or greater	1	6,137,104.70	0.99%	53	4.8000	1.936600
	Totals	44	622,115,506.39	100.00%	54	3.9049	2.086914
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300572031	OF	El Segundo	CA	Actual/360	3.340%	158,186.11	0.00	0.00	N/A	11/06/29	--	55,000,000.00	55,000,000.00	06/06/25
2	300572032	RT	West Bountiful	UT	Actual/360	3.840%	114,906.67	0.00	0.00	N/A	11/06/29	--	34,750,000.00	34,750,000.00	06/06/25
3	310951057	MF	Fresno	CA	Actual/360	4.070%	106,656.45	49,817.95	0.00	N/A	10/11/29	--	30,432,212.65	30,382,394.70	06/11/25
4	301741479	OF	Various	NY	Actual/360	4.310%	90,929.03	0.00	0.00	N/A	11/06/29	--	24,500,000.00	24,500,000.00	06/06/25
5	301741475	OF	Brooklyn	NY	Actual/360	3.850%	100,784.44	0.00	0.00	N/A	11/06/29	--	30,400,000.00	30,400,000.00	06/06/25
6	307331160	MU	Washington	DC	Actual/360	3.790%	90,075.67	0.00	0.00	N/A	10/06/29	--	27,600,000.00	27,600,000.00	06/06/25
7	310951647	OF	Burbank	CA	Actual/360	3.130%	67,381.94	0.00	0.00	N/A	08/11/29	--	25,000,000.00	25,000,000.00	06/11/25
9	307331164	MF	Columbus	OH	Actual/360	4.283%	88,522.15	0.00	0.00	N/A	10/06/29	--	24,000,000.00	24,000,000.00	06/06/25
10	310951102	OF	Santa Monica	CA	Actual/360	3.970%	77,773.40	0.00	0.00	N/A	09/11/29	--	22,750,000.00	22,750,000.00	06/11/25
11	322460002	IN	Various	Various	Actual/360	4.450%	55,071.04	20,486.77	0.00	N/A	10/06/29	--	14,371,566.40	14,351,079.63	06/06/25
11A	322460102				Actual/360	4.450%	18,357.01	6,828.93	0.00	N/A	10/06/29	--	4,790,522.02	4,783,693.09	06/06/25
12	310951917	RT	Chicago	IL	Actual/360	3.600%	60,450.00	0.00	0.00	N/A	10/11/29	--	19,500,000.00	19,500,000.00	06/11/25
13	307331172	OF	Jeffersonville	IN	Actual/360	3.850%	63,543.93	0.00	0.00	N/A	11/06/34	--	19,167,000.00	19,167,000.00	06/06/25
14	301741469	MF	Tulsa	OK	Actual/360	3.810%	61,515.62	0.00	0.00	N/A	11/06/29	--	18,750,000.00	18,750,000.00	06/06/25
15	322830015	RT	Various	Various	Actual/360	4.316%	65,039.72	0.00	0.00	N/A	10/06/29	--	17,500,000.00	17,500,000.00	06/06/25
16	310952020	IN	San Diego	CA	Actual/360	3.620%	50,074.31	28,546.00	0.00	N/A	10/11/29	--	16,063,758.67	16,035,212.67	06/11/25
17	301741476	OF	Colorado Springs	CO	Actual/360	3.759%	48,819.72	27,678.64	0.00	N/A	11/06/29	--	15,082,166.42	15,054,487.78	06/06/25
18	301741468	LO	Various	Various	Actual/360	4.700%	60,307.04	24,749.56	0.00	N/A	11/06/29	--	14,900,847.74	14,876,098.18	06/06/25
19	301741461	MF	Virginia Beach	VA	Actual/360	4.030%	55,003.90	0.00	0.00	N/A	11/06/29	--	15,850,000.00	15,850,000.00	06/06/25
20	310950903	LO	Fort Myers	FL	Actual/360	4.250%	46,921.99	23,179.44	0.00	N/A	10/11/29	--	12,821,189.41	12,798,009.97	06/11/25
21	322830021	Various Houston		TX	Actual/360	3.400%	38,061.11	0.00	0.00	N/A	10/06/29	--	13,000,000.00	13,000,000.00	06/06/25
22	301741478	MF	Holland Township	MI	Actual/360	3.380%	37,837.22	0.00	0.00	N/A	08/06/29	--	13,000,000.00	13,000,000.00	06/06/25
23	300572028	LO	North Bergen	NJ	Actual/360	4.180%	39,529.35	19,988.42	0.00	N/A	11/06/29	--	10,982,069.91	10,962,081.49	06/06/25
24	410952174	MF	Portland	OR	Actual/360	3.440%	32,584.44	0.00	0.00	N/A	10/11/29	--	11,000,000.00	11,000,000.00	06/11/25
25	310951490	RT	Redding	CA	Actual/360	3.340%	30,145.24	0.00	0.00	N/A	09/11/29	--	10,481,250.00	10,481,250.00	06/11/25
26	300572024	OF	Lenexa	KS	Actual/360	4.160%	34,921.95	13,746.59	0.00	N/A	11/06/29	--	9,748,683.27	9,734,936.68	06/06/25
27	322830027	RT	Greeley	CO	Actual/360	3.571%	27,360.04	17,941.69	0.00	N/A	11/06/29	--	8,897,494.09	8,879,552.40	06/06/25
28	322830028	RT	Columbus	OH	Actual/360	4.250%	30,450.69	14,069.87	0.00	N/A	10/06/29	--	8,320,490.88	8,306,421.01	06/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	410945096	SS	Vacaville	CA	Actual/360	3.807%	26,621.30	13,951.67	0.00	N/A	10/11/29	--	8,120,583.23	8,106,631.56	06/11/25
30	301741470	MF	Cookeville	TN	Actual/360	3.625%	25,908.68	0.00	0.00	N/A	11/06/29	--	8,300,000.00	8,300,000.00	06/06/25
31	301741467	MF	Memphis	TN	Actual/360	4.910%	33,824.44	0.00	0.00	N/A	11/06/29	--	8,000,000.00	8,000,000.00	06/06/25
32	600951754	SS	Salem	VA	Actual/360	4.050%	26,642.52	11,781.67	0.00	N/A	10/11/29	--	7,639,431.93	7,627,650.26	06/11/25
33	300572033	RT	Cedar City	UT	Actual/360	4.540%	27,776.25	9,894.54	0.00	N/A	11/06/29	--	7,104,910.43	7,095,015.89	06/06/25
34	307331174	RT	Cooper City	FL	Actual/360	4.150%	23,315.48	10,468.70	0.00	N/A	11/06/29	--	6,524,347.68	6,513,878.98	06/06/25
35	300572026	MH	Colorado Springs	CO	Actual/360	4.800%	25,402.66	8,700.59	0.00	N/A	11/06/29	--	6,145,805.29	6,137,104.70	06/06/25
36	301741465	MU	San Diego	CA	Actual/360	4.400%	24,248.89	0.00	0.00	N/A	11/06/29	--	6,400,000.00	6,400,000.00	06/06/25
37	322830037	MF	Bloomsburg	PA	Actual/360	4.250%	20,579.82	10,166.42	0.00	N/A	10/06/29	--	5,623,328.78	5,613,162.36	06/06/25
38	307331171	MU	Miami	FL	Actual/360	4.550%	21,353.40	0.00	0.00	N/A	11/06/29	--	5,450,000.00	5,450,000.00	06/06/25
39	307331154	OF	Birmingham	AL	Actual/360	4.050%	15,195.42	11,732.61	0.00	N/A	10/06/29	--	4,357,109.69	4,345,377.08	06/06/25
40	322830040	Various Various		Various	Actual/360	4.139%	17,820.69	0.00	0.00	N/A	06/06/29	--	5,000,000.00	5,000,000.00	06/06/25
41	410949057	SS	Baltimore	MD	Actual/360	3.757%	13,866.94	6,991.14	0.00	N/A	10/11/29	--	4,286,277.74	4,279,286.60	06/11/25
42	322830042	LO	Conway	SC	Actual/360	4.020%	13,954.86	7,580.75	0.00	N/A	10/06/29	--	4,031,255.43	4,023,674.68	06/06/25
43	300572030	SS	Kalispell	MT	Actual/360	4.638%	13,218.03	8,202.36	0.00	N/A	11/06/29	--	3,309,610.61	3,301,408.25	06/06/25
44	300572029	MF	Fort Myers	FL	Actual/360	4.040%	12,231.28	5,758.38	0.00	N/A	11/06/29	--	3,515,856.81	3,510,098.43	06/06/25
Totals							2,093,170.84	352,262.69	0.00				622,467,769.08	622,115,506.39
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	3,957,222.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,347,288.62	821,041.36	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,035,635.39	1,101,575.65	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	365,980.14	571,404.78	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,937,614.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,023,489.54	730,130.05	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	15,913,928.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	1,296,223.70	481,817.03	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,116,260.94	1,781,196.28	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,794,981.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,605,010.66	655,287.38	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,567,035.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,659,820.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,058,399.77	417,617.51	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,128,176.00	406,625.50	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,876,303.01	1,866,765.64	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,059,563.12	248,406.90	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,710,951.70	1,601,342.42	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	3,673,357.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	2,152,045.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	815,593.50	202,811.28	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,287,007.26	325,253.50	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	969,042.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,021,864.00	634,273.97	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	902,796.41	230,848.78	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,223,108.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	359,069.45	218,421.34	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	710,370.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	765,064.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	746,090.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	804,195.00	200,448.22	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	668,914.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	529,198.97	386,424.77	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	537,399.44	176,091.29	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	805,086.06	124,006.98	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	472,144.42	121,789.35	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	216,907.47	222,698.34	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	168,754.80	46,403.21	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	80,281,895.54	13,572,681.53				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.904947%	3.866060%	54
05/16/25	0	0.00	0	0.00	1	27,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.905068%	3.874022%	55
04/17/25	0	0.00	1	27,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.905198%	3.885236%	56
03/17/25	1	27,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.905318%	3.875526%	57
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.905466%	3.875680%	58
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	24,500,000.00	1	6,000,000.00	0	0.00	3.905585%	3.875803%	59
12/17/24	1	27,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909551%	3.877499%	60
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909675%	3.877628%	61
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.909788%	3.877747%	62
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	25,000,000.00	3.909910%	3.877875%	63
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.882041%	3.850520%	62
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.882163%	3.850646%	63
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		5,000,000	5,000,000	0		0
49 - 60 Months		597,948,506	597,948,506	0		0
> 60 Months		19,167,000	19,167,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-25	622,115,506	622,115,506	0	0	0	0
May-25	622,467,769	594,867,769	0	0	27,600,000	0
Apr-25	622,842,528	595,242,528	0	27,600,000	0	0
Mar-25	623,192,220	595,592,220	27,600,000	0	0	0
Feb-25	623,612,163	623,612,163	0	0	0	0
Jan-25	623,959,133	623,959,133	0	0	0	0
Dec-24	630,304,877	602,704,877	27,600,000	0	0	0
Nov-24	630,673,349	630,673,349	0	0	0	0
Oct-24	631,016,569	631,016,569	0	0	0	0
Sep-24	631,382,606	631,382,606	0	0	0	0
Aug-24	656,723,319	656,723,319	0	0	0	0
Jul-24	657,062,827	657,062,827	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	307331160	27,600,000.00	27,600,000.00	39,600,000.00	08/27/19	680,603.30	2.56690	03/31/25	10/06/29	I/O
12	310951917	19,500,000.00	19,500,000.00	33,200,000.00	08/15/19	1,725,105.36	2.41710	12/31/24	10/11/29	I/O
Totals		47,100,000.00	47,100,000.00	72,800,000.00		2,405,708.66

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	307331160	MU	DC	04/15/25	13

Loan transferred to special servicing on 4/15/2025 due to Payment default. The loan is delinquent and remains past due for the Feb 2025 payment. A notice of default and acceleration was issued by counsel on 4/23/2025. Additionally, the

Borrower has not been fully complying the cash management provisions in the loan documents as rents are not flowing through the DACA account. The Borrower has indicated that internal issues with their accounting department has caused the payment delinquency issues and there are no performance issues with the Property. Borrower has informed the Special Servicer that they intend to bring the loan current as well as comply with the cash management provisions. Borrower and

SS are finalizing a reinstatement agreement that is expected to be executed in the near term.
12	310951917	RT	IL	05/21/25	13

The Sponsor has formally requested Lender consent for a significant rent reduction for a major tenant. If approved, the reduction would materially impair property-level NOI, resulting in cash flow falling substantially below monthly debt service obli gations. Discussions with the Borrower to evaluate potential resolutions are scheduled to commence this week.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	301741479	0.00	4.31000%	0.00	4.31000%	8	12/20/24	12/20/24	01/13/25
18	301741468	16,177,233.28	4.70000%	16,177,233.28	4.70000%	10	10/06/20	08/06/20	11/12/20
18	301741468	0.00	4.70000%	0.00	4.70000%	10	11/12/20	08/06/20	10/06/20
20	310950903	14,040,365.05	4.25000%	14,040,365.05	4.25000%	10	09/04/20	09/11/20	10/13/20
20	310950903	0.00	4.25000%	0.00	4.25000%	10	10/13/20	09/11/20	09/04/20
Totals		30,217,598.33		30,217,598.33
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	0.00	0.00	909.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	5,941.67	0.00	0.00	0.00	0.00	0.00	4,810.83	0.00	0.00	0.00
12	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	380.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	9,441.67	0.00	1,289.90	0.00	0.00	0.00	4,810.83	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		15,542.40

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27